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               [Transamerica Life Insurance Company Letterhead]


March 16, 2001


VIA EDGAR

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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  PFL Life Variable Annuity Account E
     File No. 811-09847, CIK 0001034623
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), PFL Life Variable Annuity Account E, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the following underlying management investment companies: Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Janus Aspen Series - Service Shares, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, STI Classic Variable Trust and WRL Series, Fund, Inc. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, on February 26, 2001, Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK:
0000356494); on February 26, 2001, Variable Insurance Products Fund II filed its annual report with the Commission via EDGAR (CIK: 0000831016); on February 26, 2001, Variable Insurance Products Fund III filed its annual report with the Commission via EDGAR (CIK: 0000927384); on February 21, 2001, Janus Aspen
Series - Service Shares filed its annual report with the Commission via EDGAR (CIK: 0000906185); on February 14, 2001, MFS Variable Insurance Trust filed its annual report with the Commission via EDGAR (CIK: 0000918571); on March 9, 2001, Oppenheimer Variable Account Funds filed its annual report with the Commission via EDGAR (CIK: 0000752737); on February 23, 2001, STI Classic Variable Trust filed its annual report with the Commission via EDGAR
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Securities and Exchange Commission
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March 16, 2001




(CIK: 0000944487); and on February 26, 2001, WRL Series Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000778207). To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company
(formerly PFL Life Insurance Company)

/s/ Frank A. Camp
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Frank A. Camp
Division General Counsel
Financial Markets Division